UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Bond Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 70.93%
Corporate Bonds - Domestic — 58.14%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$876,846
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	326,743
American International Group, Inc., 5.850%, 1/16/2018	1,075,000	1,202,801
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	90,924
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	245,611
Associated Banc-Corp, 5.125%, 3/28/2016	300,000	313,271
Associates Corp. NA, 6.950%, 11/1/2018	200,000	233,798
AT&T, Inc., 2.950%, 5/15/2016	675,000	692,273
Bank of America Corp, 6.875%, 4/25/2018	500,000	574,721
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,111,822
BB&T Corp., 1.450%, 1/12/2018	500,000	495,589
BlackRock, Inc., Series 2, 5.000%, 12/10/2019	500,000	565,915
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	564,435
CareFusion Corp., 1.450%, 5/15/2017	310,000	307,984
Celgene Corp., 3.625%, 5/15/2024	500,000	511,551
Citigroup, Inc., 1.250%, 1/15/2016	400,000	400,507
Citigroup, Inc., 6.125%, 11/21/2017	400,000	446,331
Citigroup, Inc., 5.375%, 8/9/2020	550,000	625,870
CVS Caremark Corp., 5.750%, 6/1/2017	400,000	441,709
CVS Caremark Corp., 4.750%, 5/18/2020	225,000	249,554
Discover Financial Services, 5.200%, 4/27/2022	475,000	525,397
Fifth Third Bancorp., 3.625%, 1/25/2016	340,000	348,474
Ford Motor Credit Co. LLC, 3.000%, 6/12/2017	900,000	923,948
General Electric Capital Corp., 5.000%, 1/8/2016	275,000	286,587
General Electric Capital Corp., 6.000%, 8/7/2019	500,000	582,180
Goldman Sachs Group, Inc./The, 5.350%, 1/15/2016	600,000	626,269
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	225,000	252,330
Goldman Sachs Group, Inc./The, 6.000%, 6/15/2020	400,000	462,956
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	175,000	189,134
Home Depot, Inc./The, 5.400%, 3/1/2016	600,000	633,368
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	262,711
Intuit, Inc., 5.750%, 3/15/2017	250,000	274,895
Jefferies Group LLC, 3.875%, 11/9/2015	200,000	204,269
JPMorgan Chase & Co., 6.000%, 1/15/2018	1,225,000	1,371,152
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	653,769
Lazard Group LLC, 6.850%, 6/15/2017	280,000	311,874
MetLife, Inc., 6.817%, 8/15/2018	510,000	593,878
Morgan Stanley, 5.375%, 10/15/2015	850,000	879,358
Morgan Stanley, 5.500%, 7/28/2021	656,000	745,520
PNC Bank NA, 1.300%, 10/3/2016	500,000	502,679
Prudential Financial, Inc., 4.750%, 9/17/2015	200,000	205,260
Prudential Financial, Inc., 5.500%, 3/15/2016	310,000	326,696
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	481,327
Sempra Energy, 6.500%, 6/1/2016	250,000	268,559
Simon Property Group LP, 6.125%, 5/30/2018	500,000	569,490
Starbucks Corp., 6.250%, 8/15/2017	300,000	337,168
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	443,694
Synchrony Financial, 3.750%, 8/15/2021	500,000	511,181
Time Warner, Inc., 3.400%, 6/15/2022	800,000	810,041
US Bank NA, 0.352%, 4/22/2016 (a)	1,000,000	1,000,286
Viacom, Inc., 3.875%, 12/15/2021	800,000	829,382

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

December 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 70.93% - continued
Corporate Bonds - Domestic — 58.14% - continued
WellPoint, Inc., 2.375%, 2/15/2017	$500,000	$509,557
Wells Fargo & Co., 5.625%, 12/11/2017	450,000	500,745

Total Corporate Bonds – Domestic (Cost $27,008,785)		27,702,389

Corporate Bonds - Australia — 2.50%
Westpac Banking Corp., 0.838%, 1/17/2019 (a)	800,000	803,330
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	390,944

		1,194,274

Corporate Bonds - Canada — 8.42%
Bank of Montreal, 2.500%, 1/11/2017	1,000,000	1,024,664
Bank of Nova Scotia/The, 2.550%, 1/12/2017	1,000,000	1,026,044
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	35,543
EnCana Corp., 3.900%, 11/15/2021	450,000	444,150
Manulife Financial Corp., 3.400%, 9/17/2015	450,000	458,182
Toronto-Dominion Bank/The, 2.500%, 7/14/2016	1,000,000	1,024,791

		4,013,374

Corporate Bond - Isle of Man — 0.67%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	319,867

Corporate Bond - Netherlands — 1.20%
Deutsche Telekom International Finance BV, 5.750%, 3/23/2016	100,000	105,631
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	464,503

		570,134

Total Corporate Bonds – Foreign (Cost $6,097,643)		6,097,649

Total Corporate Bonds (Cost $33,106,428)		33,800,038

U.S. Treasury Obligations — 16.60%
U.S. Treasury Note, 2.250%, 7/31/2021	1,750,000	1,784,863
U.S. Treasury Note, 2.500%, 8/15/2023	850,000	877,360
U.S. Treasury Note, 2.750%, 2/15/2024	4,988,000	5,249,092

Total U.S. Treasury Obligations (Cost $7,737,393)		7,911,315

U.S. Government Agencies — 5.90%
Federal Home Loan Banks, 3.000%, 7/17/2029	1,000,000	1,001,216
Federal Home Loan Banks, 1.000%, 7/23/2029	600,000	592,415
Federal Home Loan Banks, 2.000%, 11/28/2029	200,000	200,501
Federal National Mortgage Association, 2.400%, 11/7/2024	600,000	580,049
Federal National Mortgage Association, 2.000%, 7/30/2032	435,000	435,614

Total U.S. Government Agencies (Cost $2,806,263)		2,809,795

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

December 31, 2014 (Unaudited)

	Principal Amount	Fair Value
U.S. Government Mortgage Backed Agencies — 4.97%
Federal Home Loan Mortgage Corp., Pool #A57160, 5.500%, 2/1/2037	$46,396	$52,188
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	52,835	58,415
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	42,404	46,946
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	80,347	90,116
Federal National Mortgage Association, Pool #845573, 5.500%, 1/1/2036	84,625	96,286
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	32,256	36,074
Federal National Mortgage Association, Pool #MA1604, 4.000%, 12/1/2041	699,053	747,167
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	469,595	490,631
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	738,899	749,221

Total U.S. Government Mortgage Backed Agencies (Cost $2,312,091)		2,367,044

	Shares
Preferred Stocks — 0.10%
Federal National Mortgage Association, Series S, 8.250%	12,000	46,440

Total Preferred Stocks (Cost $300,000)		46,440

Money Market Securities — 0.58%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (b)	278,393	278,393

Total Money Market Securities (Cost $278,393)		278,393

Total Investments – 99.08% (Cost $46,540,568)		47,213,025

Other Assets in Excess of Liabilities – 0.92%		436,670

TOTAL NET ASSETS – 100.00%		$47,649,695

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2014.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.

At December 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$1,072,795
Gross unrealized (depreciation)	(400,338)

Net unrealized appreciation	$672,457
Aggregate cost of securities for income tax purposes	$46,540,568

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

December 31, 2014

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITS”) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

December 31, 2014

(Unaudited)

by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government agencies and U.S. government mortgage backed agencies, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. All foreign bonds are denominated in U.S. dollars. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

December 31, 2014

(Unaudited)

The following is a summary of the inputs used at December 31, 2014 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Corporate Bonds	$—	$27,702,389	$—	$27,702,389
Foreign Corporate Bonds	—	6,097,649	—	6,097,649
U.S. Treasury Obligations	—	7,911,315	—	7,911,315
U.S. Government Agencies	—	2,809,795	—	2,809,795
U.S. Government Mortgage Backed Agencies	—	2,367,044		2,367,044
Preferred Stocks	46,440	—	—	46,440
Money Market Securities	278,393	—	—	278,393

Total	$324,833	$46,888,192	$—	$47,213,025

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended December 31, 2014, the Fund had no transfers between Levels.

Iron Strategic Income Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 8.40%
Corporate Bonds - Domestic — 7.29%
AES Corp./The, 8.000%, 10/15/2017	$19,000	$21,375
Ally Financial, Inc., 8.000%, 3/15/2020	1,607,000	1,900,277
Big Heart Pet Brands, 7.625%, 2/15/2019	1,383,000	1,362,255
Case New Holland, Inc., 7.875%, 12/1/2017	2,000,000	2,210,000
Chesapeake Energy Corp., 6.625%, 8/15/2020	1,624,000	1,733,620
Energy Transfer Equity LP, 7.500%, 10/15/2020	2,000,000	2,230,000
First Data Corp., 12.625%, 1/15/2021	2,000,000	2,380,000
International Lease Finance Corp., 8.625%, 9/15/2015	2,000,000	2,090,000
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	2,000,000	2,042,500
NRG Energy, Inc., 8.250%, 9/1/2020	2,000,000	2,145,000
Reynolds Group Issuer, Inc., 7.125%, 4/15/2019	2,000,000	2,072,500
SLM Corp., 8.000%, 3/25/2020	2,000,000	2,220,000
Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (a)	1,057,000	1,094,259
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 8/15/2020	2,000,000	2,140,460

		25,642,246

Corporate Bonds - Canada — 1.11%
CHC Helicopter SA, 9.250%, 10/15/2020 (b)	1,800,000	1,768,500
Novelis, Inc., 8.750%, 12/15/2020 (b)	2,000,000	2,130,000

		3,898,500

Total Corporate Bonds (Cost $28,227,840)		29,540,746

Convertible Notes — 10.78%
Convertible Notes - Domestic — 9.65%
BGC Partners, Inc., 4.500%, 7/15/2016	500,000	533,750
Blucora, Inc., 4.250%, 4/1/2019	1,500,000	1,417,500
Cobalt International Energy, Inc., 2.625%, 12/1/2019	1,000,000	605,000
Emergent Biosolutions, Inc., 2.875%, 1/15/2021 (a)	1,500,000	1,690,313
Emulex Corp., 1.750%, 11/15/2018	1,500,000	1,382,813
FXCM, Inc., 2.250%, 6/15/2018	1,500,000	1,569,375
Huron Consulting Group, Inc., 1.250%, 10/1/2019 (a)	1,000,000	1,041,875
IAS Operating Partnership LP, 5.000%, 3/15/2018 (a)	1,000,000	951,250
InterDigital, Inc., 2.500%, 3/15/2016	1,000,000	1,115,625
Ixia, 3.000%, 12/15/2015	1,500,000	1,504,688
j2 Global, Inc., 3.250%, 6/15/2029	1,000,000	1,106,250
Liberty Interactive LLC, 3.500%, 1/15/2031	2,500,000	1,346,875
Live Nation Entertainment, Inc., 2.500%, 5/15/2019 (a)	1,500,000	1,588,125
Medicines Co./The, 1.375%, 6/1/2017	1,500,000	1,739,062
Meritage Homes Corp., 1.875%, 9/15/2032	1,500,000	1,485,000
Nuance Communications, Inc., 2.750%, 11/1/2031	1,000,000	1,001,875
NuVasive, Inc., 2.750%, 7/1/2017	1,000,000	1,276,250
Omnicare, Inc., 3.250%, 12/15/2035	1,000,000	1,080,000
ON Semiconductor Corp., 2.625%, 12/15/2026	1,000,000	1,192,500
PDL BioPharma, Inc., 4.000%, 2/1/2018	750,000	720,938
Prospect Capital Corp., 5.750%, 3/15/2018	500,000	495,625
Royal Gold, Inc., 2.875%, 6/15/2019	500,000	519,063
RTI International Metals, Inc., 1.625%, 10/15/2019	1,500,000	1,465,313
SEACOR Holdings, Inc., 3.000%, 11/15/2028	1,000,000	916,250
Starwood Property Trust, Inc., 4.000%, 1/15/2019	1,000,000	1,108,125

See accompanying notes which are an integral part of this schedule of investments.

Stone Energy Corp., 1.750%, 3/1/2017	1,000,000	874,375
Tesla Motors, Inc., 0.250%, 3/1/2019	1,500,000	1,394,063
Vivus, Inc., 4.500%, 5/1/2020 (a)	1,000,000	666,875
Volcano Corp., 1.750%, 12/1/2017	1,000,000	995,625
Walter Investment Management Corp., 4.500%, 11/1/2019	1,500,000	1,140,000

		33,924,378

Convertible Notes - Bermuda — 0.13%
Energy XXI Bermuda Ltd., 3.000%, 12/15/2018 (b)	1,500,000	453,750

Convertible Notes - Cayman Islands — 0.21%
Herbalife Ltd., 2.000%, 8/15/2019 (a) (b)	1,000,000	738,130

Convertible Notes - China — 0.79%
Ctrip.com International Ltd. , 1.250%, 10/15/2018 (b)	1,500,000	1,466,250
SouFun Holdings Ltd., 2.000%, 12/15/2018 (b)	1,500,000	1,320,000

		2,786,250

Total Convertible Notes (Cost $39,591,422)		37,902,508

	Shares
Mutual Funds — 58.51%
Aberdeen Global High Income Fund - Class I	38,362	354,085
American Beacon High Yield Bond Fund - Institutional Class	44,255	376,167
American Beacon SiM High Yield Opportunities Fund	210,845	2,040,981
BlackRock High Yield Portfolio - BlackRock Class	3,590,318	28,291,705
Columbia High Yield Bond Fund - Class R5	80,638	236,271
Delaware High-Yield Opportunities Fund - Class I	48,435	195,192
Deutsche Global High Income Fund - Institutional Class	186,280	1,270,432
Deutsche High Income Fund - Institutional Class	2,125,876	10,161,689
Eaton Vance High Income Opportunities Fund - Class I	503,521	2,280,948
Eaton Vance Income Fund of Boston - Institutional Class	187,433	1,100,234
Federated High Income Bond Fund - Class A	56,867	429,916
Federated High Yield Trust - Class SS	25,547	171,421
Federated Institutional High-Yield Bond Fund - Institutional Class	480,795	4,750,252
Fidelity Advisor High Income Advantage Fund - Class I	6,096	61,084
Fidelity Capital & Income Fund	4,163	40,299
Fidelity High Income Fund	41,948	373,340
Franklin High Income Fund - Advisor Class	957,804	1,896,451
Goldman Sachs High Yield Fund - Institutional Class	289,003	1,950,770
Hartford High Yield Fund - Class Y	7,542	56,114
Hotchkis and Wiley High Yield Fund - Class I	417,282	5,170,121
Invesco High Yield Fund - Class R5	12,720	54,439
Ivy High Income Fund - Class I	221,472	1,787,282
Janus High-Yield Fund - Class I	711,512	6,062,086
John Hancock Core High Yield Fund - Class I	391,693	4,038,360
JPMorgan High Yield Fund - Select Class	208,730	1,584,258
Loomis Sayles Institutional High Income Fund	871,844	6,312,153
Lord Abbett High Yield Fund - Class I	3,917,684	29,343,455
MainStay High Yield Corporate Bond Fund - Class I	2,034,968	11,701,067
MFS Global High Yield Fund - Class I	10,444	66,322
MFS High Income Fund - Class I	205,919	716,597
Northeast Investors Trust	8,782	50,235
Northern High Yield Fixed Income Fund	1,641,735	11,623,480
Nuveen High Income Bond Fund - Class I	679,517	5,694,353
Nuveen Symphony Credit Opportunities Fund - Class I	102,606	2,183,461
Pioneer High Yield Fund - Class Y	2,314	22,565
Principal High Yield Fund - Institutional Class	1,392,794	10,237,039
Principal High Yield I Fund - Institutional Class	14,173	143,435
Prudential High Yield Fund - Class Q	3,213,533	17,802,970

See accompanying notes which are an integral part of this schedule of investments.

Putnam High Yield Advantage Fund - Class Y	4,511	28,191
Putnam High Yield Trust - Class Y	27,432	209,579
RidgeWorth High Income Fund - Class I	8,075	53,378
RidgeWorth Seix High Yield Fund - Class I	42,818	369,945
T. Rowe Price High Yield Fund - Investor Class	132,333	897,218
T. Rowe Price Institutional High Yield Fund	1,093,723	9,920,071
TIAA-CREF High Yield Fund - Institutional Class	996,814	9,768,781
USAA High Income Fund	1,222,461	10,329,797
Vanguard High-Yield Corporate Fund - Admiral Shares	117,028	698,658
Western Asset High Yield Fund - Class I	332,451	2,842,454

Total Mutual Funds (Cost $214,998,384)		205,749,101

Exchange-Traded Funds — 4.25%
AdvisorShares Peritus High Yield ETF	42,922	1,766,240
iShares U.S. Oil Equipment & Services ETF (c)	46,630	4,178,048
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (c)	21,449	2,162,703
PowerShares Fundamental High Yield Corporate Bond Portfolio (c)	146,043	2,745,608
SPDR Barclays High Yield Bond ETF (c)	106,487	4,111,463

Total Exchange-Traded Funds (Cost $15,459,898)		14,964,062

Money Market Securities (d) (e) — 20.82%
Federated Treasury Obligations Fund - Institutional Shares, 0.01%	15,847,362	15,847,362
Fidelity Institutional Money Market Treasury Only - Class I, 0.01%	15,847,362	15,847,362
First American Treasury Obligations Fund - Class Z, 0.00% (f)	25,689,042	25,689,042
Wells Fargo Advantage Treasury Plus Money Market Fund - Class I, 0.01%	15,847,362	15,847,362

Total Money Market Securities (Cost $73,231,128)		73,231,128

Total Investments – 102.76% (Cost $371,508,672)		361,387,545

Liabilities in Excess of Other Assets – (2.76)%		(9,720,406)

TOTAL NET ASSETS – 100.00%		$351,667,139

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Foreign corporate bond denominated in U.S. dollars.
(c)	A portion of this security is on loan as of December 31, 2014. Total fair value of loaned securities is $9,369,487.
(d)	Rate disclosed is the seven day yield as of December 31, 2014.
(e)	All or a portion of these securities are held as collateral for outstanding credit default swap agreements.
(f)	A portion of this security was purchased with cash proceeds for securities on loan and serves as collateral for those securities as of December 31, 2014.

See accompanying notes which are an integral part of this schedule of investments.

Centrally Cleared Credit Default Swaps - Buy Protection (g)	Name	Acquisition Date		Maturity Date	Implied Credit Spread at December 31, 2014 (h)	Notional Amount (i)	Appreciation/ (Depreciation)
CDX North America High Yield Credit Default Swap Index (Markit CDX. NA. HY. 23) contract to pay a premium equal to 5% of the notional amount.	Markit CDX. NA. HY. 23	10/9/14	(j)	12/20/19	3.50%	$35,000,000	$(47,875)

(g)	When a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(h)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(i)	The notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index.
(j)	The security was purchased on multiple dates with the initial purchase date shown.

At December 31, 2014, the net unrealized appreciation (depreciation) on investments for tax purposes was as follows:

Gross unrealized appreciation	$2,386,808
Gross unrealized depreciation	(12,903,700)

Net unrealized depreciation on investments	$(10,516,892)

Aggregate cost of securities for income tax purposes	$371,904,437

See accompanying notes which are an integral part of this schedule of investments.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments

December 31, 2014

(Unaudited)

The Iron Strategic Income Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are priced at the ending net asset value (NAV) provided by the service agent of the Fund. These securities will be categorized as Level 1 securities.

Derivative instruments that the Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds and convertible notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$—	$31,831,059	$—	$31,831,059
Convertible Notes*	—	35,612,195	—	35,612,195
Mutual Funds	205,749,101	—	—	205,749,101
Exchange-Traded Funds	14,964,062	—	—	14,964,062
Money Market Securities	73,231,128	—	—	73,231,128

Total	$293,944,291	$67,443,254	$—	$361,387,545

Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments**	$—	$(47,875)	$—	$(47,875)

Total	$—	$(47,875)	$—	$(47,875)

*	See schedule of investments for additional country information related to corporate bonds and convertible notes.
**	Credit Default Swaps (reflects net depreciation as of December 31, 2014).

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of December 31, 2014.

Derivative Transactions – The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would allow.

The Fund enters into credit derivatives, such as credit default swaps, to gain exposure to or to mitigate specific forms of credit risk. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract. As of December 31, 2014, the notional amount of credit default swaps outstanding is $35,000,000 for which the Fund is the buyer of protection.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to market value of loaned securities shall be at least 102%. As of December 31, 2014, the Fund loaned securities having a fair value of $9,369,487 and received $9,761,680 of cash collateral for the loan from the following counterparties: Barclays Capital, Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities, Inc., J.P. Morgan Clearing Corp, RBC Capital Markets, LLC and SG Americas Securities, LLC. This cash was invested in money market securities.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

Restricted Securities—The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At December 31, 2014, the aggregate value of such securities amounted to $7,770,827 and value amounts to 2.21% of the net assets of the Fund.

	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
Emergent Biosolutions, Inc., 2.875%, 1/15/2021	4/1/2014	1,500,000	1,621,955	1,690,313
Herbalife Ltd., 2.000%, 8/15/2019	8/26/2014	1,000,000	790,245	738,130
Huron Consulting Group, Inc., 1.250%, 10/1/2019*	9/4/2014	1,000,000	1,000,000	1,041,875
IAS Operating Partnership LP, 5.000%, 3/15/2018	9/13/2013	1,000,000	941,245	951,250
Live Nation Entertainment, Inc., 2.500%, 5/15/2019	7/10/2014	1,500,000	1,566,325	1,588,125
Valeant Pharmaceuticals International, 6.875%, 12/1/2018	1/14/2011	1,057,000	1,074,747	1,094,259
Vivus, Inc., 4.500%, 5/1/2020*	10/16/2013	1,000,000	935,904	666,875

				$7,770,827

*	The security was purchased on multiple dates with the initial purchase date shown.

Appleseed Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 60.50%
Business Services — 2.40%
Sykes Enterprises, Inc. *	95,042	$2,230,636
Yusen Logistics Co. Ltd. (a)	365,300	4,058,381

		6,289,017

Consumer Discretionary — 4.80%
adidas AG (a)	77,000	5,368,691
FTD Companies, Inc. *	206,546	7,191,932

		12,560,623

Consumer Staples — 1.00%
Avon Products, Inc.	262,405	2,463,983
Female Health Co./The	37,600	147,392

		2,611,375

Energy — 4.48%
McDermott International, Inc. *	1,418,756	4,128,580
Nabors Industries Ltd. (a) (b)	585,152	7,595,273

		11,723,853

Financials — 9.38%
Sberbank of Russia ADR (a)	1,008,200	3,904,759
Western Union Co./The	548,993	9,832,465
Willis Group Holdings PLC (a)	241,650	10,828,336

		24,565,560

Health Care Services — 0.20%
PDI, Inc. *	298,318	533,989

Industrials — 9.66%
Aggreko PLC (a)	403,354	9,459,162
Titan International, Inc.	892,443	9,486,669
Toyo Tanso Co. Ltd. (a)	385,000	6,345,219

		25,291,050

Information Technology — 14.29%
Samsung Electronics Co. Ltd. (a)	9,000	10,865,669
ScanSource, Inc. *	89,200	3,582,272
Teradata Corp. *	252,200	11,016,096
Yahoo!, Inc. (c) *	236,900	11,965,819

		37,429,856

Materials — 5.66%
Mosaic Co./The	232,778	10,626,316
Rentech, Inc. *	3,319,916	4,183,094

		14,809,410

Pharmaceuticals — 6.69%
Novartis AG ADR (a) (c)	82,250	7,621,285
Teva Pharmaceutical Industries Ltd. ADR (a)	172,059	9,895,113

		17,516,398

Telecommunication Services — 1.94%
SK Telecom Co. Ltd. ADR (a)	188,145	5,081,796

Total Common Stocks (Cost $154,633,558)		158,412,927

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

December 31, 2014 (Unaudited)

	Shares	Fair Value
Closed-End Trusts — 19.39%
Central GoldTrust (a) (d) *	851,791	$34,625,304
Sprott Physical Gold Trust (a) (d) *	1,653,319	16,152,927

Total Closed-End Trusts (Cost $59,841,628)		50,778,231

	Principal Amount
U.S. Government Securities — 8.03%
U.S. Treasury Note, 0.375%, 8/31/2015	$3,000,000	3,004,218
U.S. Treasury Note, 0.250%, 9/30/2015	4,000,000	4,001,564
U.S. Treasury Note, 0.250%, 10/15/2015	3,000,000	3,000,468
U.S. Treasury Note, 1.250%, 10/31/2015	3,000,000	3,024,375
U.S. Treasury Note, 0.375%, 11/15/2015	5,000,000	5,005,080
U.S. Treasury Note, 0.250%, 12/15/2015	3,000,000	3,000,468

Total U.S. Government Securities (Cost $21,025,432)		21,036,173

Corporate Bonds — 5.33%
Consumer Discretionary — 0.81%
Hanesbrands, Inc., 6.375%, 12/15/2020	2,000,000	2,130,000

Consumer Staples — 0.76%
Avon Products, Inc., 2.375%, 3/15/2016	2,000,000	1,990,000

Financials — 2.92%
AON Corp., 3.500%, 9/30/2015	2,820,000	2,876,372
Volkswagen Financial Services NV, 4.000%, 10/14/2015 (e)	11,300,000	1,535,433
Western Union Co./The, 5.930%, 10/1/2016	3,000,000	3,222,399

		7,634,204

Pharmaceuticals — 0.84%
Teva Pharmaceutical Industries Ltd., 2.400%, 11/10/2016 (a)	2,145,000	2,190,330

Total Corporate Bonds (Cost $14,314,233)		13,944,534

Foreign Government Bonds — 1.81%
Singapore Government Bond, 2.500%, 6/1/2019 (f)	6,000,000	4,732,312

Total Foreign Government Bonds (Cost $5,040,269)		4,732,312

Certificates of Deposit — 1.15%
Beneficial Bank, 0.150%, 1/18/2015	250,000	250,000
Beneficial Bank, 0.070%, 3/5/2015 (g)	501,187	501,187
Community Bank, 0.750%, 9/24/2015 (g)	1,007,507	1,007,507
Self-Help Federal Credit Union, 0.250%, 2/13/2015	250,000	250,000
Self-Help Federal Credit Union, 0.250%, 2/28/2015	250,000	250,000

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

December 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Certificates of Deposit — 1.15% - continued
Sunrise Bank, 0.118%, 1/2/2015	$250,000	$250,000
Sunrise Bank, 0.050%, 1/2/2015 (g)	500,540	500,540

Total Certificates of Deposit (Cost $3,009,235)		3,009,234

	Shares
Money Market Securities — 3.38%
Federated Government Obligations Fund - Institutional Shares, 0.01% (h)	8,853,955	8,853,955

Total Money Market Securities (Cost $8,853,955)		8,853,955

Total Investments -Long – 99.59% (Cost $266,718,310)		260,767,366

Total Investments -Short – (2.86%) (Proceeds Received $6,426,563)		(7,470,281)

Total Written Options – (0.00%) (Premiums Received $142,896)		(1,150)

Other Assets in Excess of Liabilities – 3.27%		8,555,890

TOTAL NET ASSETS – 100.00%		$261,851,825

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on December 31, 2014 was $11,438,124.
(d)	Passive Foreign Investment Company
(e)	Foreign-denominated security. Principal amount is reported in Norwegian Krone.
(f)	Foreign-denominated security. Principal amount is reported in Singapore Dollars.
(g)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). Deposits occur in increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC insured.
(h)	Rate disclosed is the seven day yield as of December 31, 2014.

* Non-income producing security.

ADR — American Depositary Receipt

At December 31, 2014, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, and excluding futures contracts for tax purposes, was as follows:

Unrealized appreciation	$25,333,924
Unrealized depreciation	(29,559,012)

Net unrealized depreciation on investments	$(4,225,088)

Aggregate cost of securities for income tax purposes	$257,520,228

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

December 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks - (2.86%)
Information Technology - (2.86%)
Alibaba Group Holding Ltd.	(60,900)	$(6,329,946)
Yahoo Japan Corp.	(314,300)	(1,140,335)

TOTAL COMMON STOCKS (Proceeds Received $6,426,563)		$(7,470,281)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Written Options

December 31, 2014 (Unaudited)

	Outstanding
	Contracts	Fair Value
Written Call Options - (0.00%)
Nabors Industries Ltd./January 2015/Strike Price $33.00 (a)	(1,150)	$(1,150)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $142,896)		$(1,150)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

December 31, 2014 (Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)
Japanese Yen Currency Futures Contract March 2015	(69)	$(7,201,013)	$385

TOTAL SHORT FUTURES CONTRACTS	(69)		$385

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2014

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITS”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and closed-end trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign government bonds and U.S. Government Securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally valued using the closing price based on quoted data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$158,412,927	$—	$—	$158,412,927
Closed-End Trusts	50,778,231	—	—	50,778,231
U.S. Government Securities		21,036,173		21,036,173
Corporate Bonds*	—	13,944,534	—	13,944,534
Foreign Government Bonds	—	4,732,312	—	4,732,312
Certificates of Deposit	—	3,009,234	—	3,009,234
Money Market Securites	8,853,955	—	—	8,853,955
Short Futures Contracts**	385	—	—	385

Total	$218,045,498	$42,722,253	$—	$260,767,751

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the gross unrealized appreciation of the futures contracts.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Common Stocks*	$(7,470,281)	$—	$—	$(7,470,281)
Written Option Contracts	(1,150)			(1,150)

Total	$(7,471,431)	$—	$—	$(7,471,431)

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended December 31, 2014.

Currency Futures Contracts – The Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of December 31, 2014 is held for collateral for futures transactions and is restricted from withdrawal.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Spouting Rock/Convex Dynamic Global Macro Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 88.20%
Consumer Discretionary Select Sector SPDR Fund	1,089	$78,571
Consumer Staples Select Sector SPDR Fund	1,645	79,766
Financial Select Sector SPDR Fund	2,265	56,013
Health Care Select Sector SPDR Fund	1,021	69,816
Industrial Select Sector SPDR Fund	1,503	85,025
iShares 20+ Year Treasury Bond ETF	469	59,057
iShares iBoxx $ Investment Grade Corporate Bond ETF	300	35,823
iShares MSCI Netherlands Investable Market Index Fund	1,545	36,933
iShares Russell 2000 Growth Index Fund	325	46,274
Powershares QQQ Trust Series 1	665	68,661
Schwab US Dividend Equity ETF	1,497	59,655
Schwab US Small-Cap ETF	1,273	70,168
SPDR S&P 500 ETF Trust	724	148,782
Technology Select Sector SPDR Fund	1,160	47,966
Vanguard Intermediate-Term Bond ETF	430	36,412
Vanguard Mid-Cap ETF	441	54,490
Vanguard Mid-Cap Growth ETF	589	59,848
Vanguard Mid-Cap Value ETF	677	60,544
Vanguard REIT ETF	600	48,600
Vanguard Small-Cap Value ETF	689	72,876
Vanguard Value ETF	703	59,397

Total Exchange-Traded Funds (Cost $1,336,886)		1,334,677

Money Market Securities — 24.31%
Fidelity Institutional Money Market Portfolio—Institutional Class, 0.11% (a)	367,788	367,788

Total Money Market Securities (Cost $367,788)		367,788

Total Investments – 112.51% (Cost $1,704,674)		1,702,465

Liabilities in Excess of Other Assets – (12.51)%		(189,333)

TOTAL NET ASSETS – 100.00%		$1,513,132

(a)	Rate disclosed is the seven day yield as of December 31, 2014.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depositary Receipts

At December 31, 2014, the net unrealized appreciation (depreciation) on investments for tax purposes was as follows:

Gross unrealized appreciation	$5,562
Gross unrealized depreciation	(7,771)

Net unrealized depreciation on investments	$(2,209)

Aggregate cost of securities for income tax purposes	$1,704,674

See accompanying notes which are an integral part of this schedule of investments.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments

December 31, 2014

(Unaudited)

The Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$1,334,677	$—	$—	$1,334,677
Money Market Securities	367,788	—	—	367,788

Total	$1,702,465	$—	$—	$1,702,465

The Fund did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended December 31, 2014.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date 2/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date 2/26/15

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 2/26/15